Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales	$ 477,006	$ 128,741
Cost of sales	303,148	102,990
Gross Profit	173,858	25,751
Operating expenses
Depreciation and amortization	104,000	104,738
Consulting and professional fees	1,716,863	2,027,031
Personnel expenses	209,106	326,072
General and administrative expenses	496,714	236,111
Total operating expenses	2,526,683	2,693,952
Operating loss	(2,352,825)	(2,668,201)
Other income (expenses):
Finance income	25	20
Finance expense	(81,021)	(48,842)
Foreign exchange gain (loss), net	(132,703)	45,667
Gain (loss) on debt settlement	(60,449)	10,422
Other income	171,113	4,082
Change in fair value of financial assets measured at FVTPL		464
Loss on sale of subsidiary	(165,625)
Write-off of holdback payable	400,000
Total other income	131,340	11,813
Net loss from continuing operations	(2,221,485)	(2,656,388)
Loss from discontinued operations	(461,405)	(3,221,494)
Net loss	(2,682,890)	(5,877,882)
Translation adjustment	136,130	(126,995)
Comprehensive loss	$ (2,546,760)	$ (6,004,877)
Loss per share from continuing operations – basic (in Dollars per share)	$ (2.35)	$ (26.37)
Loss per share from continuing operations – diluted (in Dollars per share)	(2.35)	(26.37)
Loss per share – basic (in Dollars per share)	(2.84)	(58.35)
Loss per share – diluted (in Dollars per share)	$ (2.84)	$ (58.35)
Weighted average common shares outstanding (in Shares)	944,167	100,732